Employee Benefit Plan, Schedule, Delinquent Participant Contribution (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution, Late Repayment Included [true false]	true
EBP, Schedule of Delinquent Participant Contribution, Not Corrected	$ 0
EBP, Schedule of Delinquent Participant Contribution, Corrected Outside VFCP	0
EBP, Schedule of Delinquent Participant Contribution, Pending Correction in VFCP	1,737,785
EBP, Schedule of Delinquent Participant Contribution, Corrected	$ 0